Taxation (Details) - Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate [Abstract]
Standard rate of tax in UK	19.00%	19.00%	19.00%